Mineral property, plant and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2026	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	$ 97,771	$ 87,493
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	3,486	3,194
Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	49,950	46,775
Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	37,802	31,587
Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	2,266	1,535
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	3,775	4,151
Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	492	251
Total [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	97,771	$ 87,493
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	99,066
Depreciation	14,573
Mineral property, plant and equipment	113,639
Gross carrying amount [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	3,194
Depreciation	292
Mineral property, plant and equipment	3,486
Gross carrying amount [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	52,918
Depreciation	6,285
Mineral property, plant and equipment	59,203
Gross carrying amount [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	34,510
Depreciation	6,589
Mineral property, plant and equipment	41,099
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	3,044
Depreciation	1,048
Mineral property, plant and equipment	4,092
Gross carrying amount [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	5,047
Depreciation	108
Mineral property, plant and equipment	5,155
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	353
Depreciation	251
Mineral property, plant and equipment	604
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	11,573
Depreciation	4,295
Mineral property, plant and equipment	15,868
Accumulated depreciation and amortisation [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment
Depreciation
Mineral property, plant and equipment
Accumulated depreciation and amortisation [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	6,143
Depreciation	3,110
Mineral property, plant and equipment	9,253
Accumulated depreciation and amortisation [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	2,923
Depreciation	374
Mineral property, plant and equipment	3,297
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	1,509
Depreciation	317
Mineral property, plant and equipment	1,826
Accumulated depreciation and amortisation [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	896
Depreciation	484
Mineral property, plant and equipment	1,380
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	102
Depreciation	10
Mineral property, plant and equipment	$ 112